Long-Term Debt (Parenthetical) (Detail)	Sep. 30, 2012	Sep. 30, 2011
Debt Instrument [Line Items]
Debt instrument, maturity date	2018
7 3/4% Senior Subordinated Notes, Due 2018
Debt Instrument [Line Items]
Debt instrument, maturity date	2018	2018